Basis of preparation and summary of significant accounting policies - Summary of Detailed Information About Notional/Gross Outstanding Amounts (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Nov. 01, 2020	Oct. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Securities	$ 161,401		$ 149,046
Other deposits	621,158		$ 570,740
Derivatives	5,617,622
USD LIBOR | Maturing After June 30 2023 [Member]
Disclosure of detailed information about hedging instruments [line items]
Securities	1,600	$ 1,900
Loans	36,900	21,200
Non-derivative financial assets	38,500	23,100
Secured borrowing deposits and subordinated indebtedness	100	100
Other deposits	1,000	1,000
Non-derivative financial liabilities	1,100	1,100
Derivatives	735,700	478,500
GBP LIBOR | Maturing Beyond December 31 2021 [Member]
Disclosure of detailed information about hedging instruments [line items]
Loans	2,300	2,400
Non-derivative financial assets	2,300	2,400
Secured borrowing deposits and subordinated indebtedness	1,100	1,100
Non-derivative financial liabilities	1,100	1,100
Derivatives	89,900	70,400
Others | Maturing Beyond December 31 2021 [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivatives	$ 36,800	$ 33,400